Equipment (Details) - USD ($) $ in Millions	1 Months Ended	2 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended
	Mar. 31, 2022	Feb. 22, 2022	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Feb. 23, 2022	Dec. 31, 2021
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Depreciation		$ (17)				$ (52)	$ (73)
Equipment
Movement in Property, Plant and Equipment [Roll Forward]
Opening balance, cost		39	$ 13	$ 13	$ 9		13
Additions			1		1
Closing balance, cost	$ 9		14	13	10	10	14
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Opening balance, accumulated depreciation		(28)	(4)	(3)	0		(3)
Depreciation			(1)	(1)	(1)
Closing balance, accumulated depreciation	0		(5)	(4)	(1)	(1)	(5)
Net book value	9		$ 9	$ 9	$ 9	9	$ 9	$ 10	$ 9	$ 11
Equipment | Reorganization Adjustments
Movement in Property, Plant and Equipment [Roll Forward]
Opening balance, cost	(30)					(30)
Closing balance, cost		(30)
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Opening balance, accumulated depreciation	$ 28					$ 28
Closing balance, accumulated depreciation		28
Net book value		$ (2)